INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Israeli taxation:

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate as follows: 2011 - 24%, 2012 - 25%, 2013- 25%.

On July 30, 2013 the Israeli Parliament (the Knesset)  passed a law which was designated to increase the tax levy in the years 2013 and 2014. Among other, the law increases the Israeli corporate tax rate from 25% to 26.5%.

The Company has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2009 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax loss carryforward were $ 44,814 as of December 31, 2013. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

b.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules.

2.
The U.S subsidiary's tax loss carryforward amounted to $ 8,552 as of December 31, 2013 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2014-2028 for federal tax purpose and in the years 2014-2018 for state tax purpose.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2009 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian tax rules.

2.
The Brazilian subsidiary's tax loss carryforward amounted to $ 1,682 as of December 31, 2013 for tax purposes. Tax losses may be carried forward indefinitely, but can only offset up to 30% of the company taxable income for a tax period.

c.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2013	2012
Deferred tax assets:
Carryforward tax losses	$16,638	$15,836
Temporary differences	1,749	932

	18,387	16,768
Less - valuation allowance	(18,387)	(16,768)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for the year ended December 31, 2013 was an increase of $ 1,619 and is mainly relates to increase in deferred taxes on NOL's for which a full valuation allowance was recorded. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

d.	The components of loss before income taxes are as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$(1,618)	$(5,684)	$(2,038)
Foreign	198	(183)	134

Loss before income taxes	$(1,420)	$(5,867)	$(1,904)

e.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2013	2012	2011

Loss before income taxes, as reported in the statements of operations	$(1,420)	$(5,867)	$(1,904)

Statutory tax rate in Israel	25%	25%	24%

Theoretical tax benefit	$(355)	$(1,467)	$(457)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	19	(11)	18
Non-deductible expenses and other permanent differences	165	185	175
Change of deferred tax 2012 as result of tax rate change	(727)	-	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	(469)	-	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net	186
Losses and timing differences for which no deferred taxes were recorded	1,619	1,083	234
Other	(438)	330	30

Income taxes	$-	$120	$-

f.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2011, 2012 and 2013, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.